EQUITY-BASED COMPENSATION	12 Months Ended
Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [abstract]
EQUITY-BASED COMPENSATION
12.	EQUITY-BASED COMPENSATION

Acreage Holdings, Inc. Omnibus Incentive Plan

In connection with the RTO transaction, the Company’s Board of Directors adopted an Omnibus Incentive Plan (the “Plan”), which permits the issuance of stock options, stock appreciation rights, stock awards, share units, performance shares, performance units and other stock-based awards up to an amount equal to 10% of the issued and outstanding Subordinate Voting Shares of the Company. During the year ended December 31, 2018, the Company issued restricted share units and stock options as follows.

Restricted Share Units (“RSUs”)

Restricted Share Units (Fair value information expressed in whole dollars)	Year Ended December 31, 2018	Weighted Average Grant Date Fair Value
Unvested, beginning of period	—	$—
Granted	2,128	24.62
Vested	(96)	25.00
Unvested, end of period	2,032	$24.53

Restricted share units of the Company generally vest over a period of two years. The fair value for RSUs is based on the Company’s share price on the date of the grant. The Company recorded $24,835 as compensation expense during the year ended December 31, 2018 in connection with these awards. As at December 31, 2018, unamortized expense related to RSUs totaled $27,557.

Stock options

Stock Options (Exercise price expressed in whole dollars)	Year Ended December 31, 2018	Weighted Average Exercise Price
Options Outstanding, beginning of period	—	$—
Granted	4,605	25.00
Options Outstanding, end of period	4,605	$25.00

Stock options of the Company generally vest over a period of three years and have an expiration period of 10 years. The weighted-average contractual life remaining as at December 31, 2018 was 9.9 years. The Company recorded $29,704 as compensation expense during the year ended December 31, 2018 in connection with these awards. As at December 31, 2018, unamortized expense related to stock options totaled $53,598. There were no options exercisable as at December 31, 2018.

The fair values were calculated using a Black-Scholes model with the following assumptions:

December 31, 2018
Risk-free rate	2.78% - 2.92%
Expected dividend yield	—%
Expected term (in years)	6.00
Volatility (see Note 10)	87.00%
Fair market value per share	$17.31 - $25.00
Grant date fair value per option	$12.04 - $18.70

HSCP C-1 Profits Interests Units (“Profits Interests”)

During the year ended December 31, 2018, HSCP granted 4,284 Class C-1 membership units to certain employees, directors and consultants as compensation for services. These membership units qualify as profits interests for U.S federal income tax purposes and were accounted for in accordance with IFRS 2 - Share-based payment. HSCP amortizes awards over service period and until awards are fully vested.

The following table summarizes the status of unvested profits interests as at December 31, 2018 and 2017:

	Year Ended December 31, 2018		Year Ended December 31, 2017
(Fair value information expressed in whole dollars)	Number of Units	Weighted Average Grant Date Fair Value	Number of Units	Weighted Average Grant Date Fair Value
Unvested, beginning of period	—	$—	—	$—
Class C-1 units granted	4,284	0.48	3,250	0.47
Class C-1 units canceled	(847)	0.64	—	—
Class C-1 vested	(1,612)	0.43	(3,250)	0.47
Unvested, end of period	1,825	$0.43	—	$—

The Company recorded $1,167 and $1,522 as compensation expense in connection with these awards during the years ended December 31, 2018 and 2017, respectively. As at December 31, 2018, unamortized expense related to unvested profits interests totaled $355. 97 profits interests were canceled subsequent to vesting during the year ended December 31, 2018, resulting in total vested profits interests as at December 31, 2018 of 4,765.

Of the total $70,291 Compensation expense recorded on the Consolidated Statements of Operations and Comprehensive Loss, $55,706 related to equity-based compensation, which included the components above.